Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES

NOTE 10 — LEASES

A summary of YS Group’s operating leases as of March 31, 2022 and 2023 is as follows:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Operating lease ROU assets	14,850,283	11,132,428	$1,620,040
Operating lease liabilities – current	4,322,252	4,753,547	$691,757
Operating lease liabilities – non-current	10,605,260	6,348,890	$923,918

Weighted average remaining lease term	3.4	2.5	2.5
Weighted average discount rate	4.8%	4.7%	4.7%

A summary of lease cost recognized in YS Group’s CFS and supplemental cash flow information related to operating leases is as follows:

	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Operating lease cost	2,643,917	4,594,967	5,002,684	$728,013
Cash paid for operating leases	2,601,625	4,587,894	3,349,856	$487,486

A summary of maturity of operating lease liabilities under YS Group’s non-cancelable operating leases as of March 31, 2023 is as follows:

Year Ended March 31,	(RMB)	(US$)
2024	5,178,993	$753,670
2025	5,040,835	733,564
2026	1,526,270	222,110
Total lease payments	11,746,098	1,709,344
Less: Interest	(643,661)	(93,669)
Present value of operating lease liabilities	11,102,437	$1,615,675